Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 708,450	$ 1,165,994	$ 746,461	$ 1,195,591
Average effective interest rate during period	1.97%	4.25%	2.53%	4.27%
Total interest expense incurred during period	$ 3,487	$ 12,388	$ 9,432	$ 25,508
Costs related to undrawn credit facilities	1,121	871	2,259	1,712
Interest expense—lease liabilities	28	47	62	78
Letters of guarantee	0		0	(46)
Total finance costs	$ 4,636	$ 13,306	$ 11,753	$ 27,252